10. Significant Customer Concentrations (June 2018 Note) (Details Narrative)	3 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Mar. 31, 2018
Revenues [Member] | Customer A [Member]
Concentration risk percentage	25.00%	18.00%
Revenues [Member] | Customer B [Member]
Concentration risk percentage	14.00%	16.00%
Revenues [Member] | Customer C [Member]
Concentration risk percentage		12.00%
Revenues [Member] | Customer D [Member]
Concentration risk percentage		11.00%
Accounts Receivable [Member] | Customer A [Member]
Concentration risk percentage	21.00%		36.00%
Accounts Receivable [Member] | Customer B [Member]
Concentration risk percentage			18.00%